Revenues (Tables)	6 Months Ended
Jun. 30, 2020
Revenue Recognition [Abstract]
Schedule of Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and six months ended June 30, 2020 and 2019:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Products	$44,800	$67,137	$93,044	$125,191
Service	33,901	40,888	72,230	79,332
Total Americas	78,701	108,025	165,274	204,523

EMEA
Products	15,743	23,323	36,490	51,408
Service	5,172	6,826	11,345	13,524
Total EMEA	20,915	30,149	47,835	64,932

Asia Pacific
Products	13,334	19,881	27,515	38,833
Service	4,673	5,108	9,906	10,175
Total Asia Pacific	18,007	24,989	37,421	49,008

Total Revenues	$117,623	$163,163	$250,530	$318,463

Schedule of Disaggregation of Revenues Based on Time

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognition (at a specific point in time or over the course of time) for the three and six months ended June 30, 2020 and 2019:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$73,877	$110,341	$157,049	$215,432
Services	8,778	10,747	19,422	21,374
Total revenues recognized in point in time	82,655	121,088	176,471	236,806

Revenues recognized over time from:
Services	34,968	42,075	74,059	81,657
Total revenues recognized over time	34,968	42,075	74,059	81,657

Total Revenues	$117,623	$163,163	$250,530	$318,463

Schedule of Changes in Deferred Revenue

Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of June 30, 2020 and December 31, 2019 were as follows:

	June 30, 2020	December 31, 2019
	U.S. $ in thousands
Deferred revenues*	62,106	68,307

*Includes $13.5 million and $16.0 million under long term deferred revenue in the Company's consolidated balance sheets as of June 30, 2020 and December 31, 2019, respectively.